CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Chile | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Receipts from value added tax refunds	$ 395		$ 395		$ 411
Revenue, performance obligation	3,538		3,538
Argentina | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	42		42		$ 48
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Increase (decrease) in other provisions	$ (413)	$ (22)	$ (439)	$ (239)